Intangible Assets and Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Contract liabilities:
Unfavorable contract rights, Beginning Balance	$ (8,239)	$ (9,757)
Amortization income	1,518	1,518
Unfavorable contract rights, Ending Balance	$ (6,721)	$ (8,239)